Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
5. Related Party Transactions

On October 31, 2013, Harvard Bioscience, Inc. (“Harvard Bioscience”) contributed its regenerative medicine business assets, plus $15 million of cash, into Biostage (the “Separation”). On November 1, 2013, the spin-off of the Company from Harvard Bioscience was completed. On that date, the Company became an independent company that operates the regenerative medicine business previously owned by Harvard Bioscience. The spin-off was completed through the distribution to Harvard Bioscience stockholders of all the shares of common stock of Biostage (the “Distribution”).

At the time of the Separation, the Company entered into a 10-year product distribution agreement with Harvard Bioscience under which each company will become the exclusive distributor for the other party for products such other party develops for sale in the markets served by the other. In addition, Harvard Bioscience has agreed that except for certain existing activities of its German subsidiary, to the extent that any Harvard Bioscience businesses desires to resell or distribute any bioreactor that is then manufactured by the Company, the Company will be the exclusive manufacturer of such bioreactors and Harvard Bioscience will purchase such bioreactors from the Company. Since inception of the Company, sales to Harvard Bioscience accounted for 100% of the Company’s revenues and receivables.

From inception through April 17, 2015, Harvard Bioscience was considered to be a related party to the Company because David Green, the Company’s former Chairman and CEO, was also a director of Harvard Bioscience. After Mr. Green’s April 17, 2015 resignation as Chairman and CEO of the Company, Harvard Bioscience is no longer considered a related party. Mr. Green service on the Company’s board of directors ended on May 26, 2016 but Mr. Green remains a member of the Board of Directors of Harvard Bioscience. Related party rent expenses with Harvard Bioscience for the period of January 1, 2015 through September 30, 2015, were $51,000.

During the nine months ended September 30, 2015, the Company recognized $165,000 in recruiting expense related to professional search fees to RobinsonButler, an executive recruiting consultancy firm where Tom Robinson, a member of the Company’s Board of Directors, is a partner. RobinsonButler was retained by the Company’s Board of Directors to complete the search for the Company’s CEO and President.

6. Related Party Transactions

During the year ended December 31, 2015, the Company recognized $165,000 in recruiting expense related to professional search fees paid to RobinsonButler, an executive recruiting consultancy firm where Thomas Robinson, a Member of the Company’s Board of Directors, is a partner. RobinsonButler was retained by the Company’s Board of Directors to complete the search for the Company’s President and Chief Executive Officer.

Relationship with Harvard Bioscience

From inception through April 17, 2015, Harvard Bioscience was considered to be a related party to the Company because David Green, the Company’s former Chairman and CEO, was also a director of Harvard Bioscience. Since Mr. Green resigned from the positions of Chairman and CEO of HART on April 17, 2015, Harvard Bioscience is no longer considered a related party. Mr. Green is still a Member of the Boards of Directors of both HART and Harvard Bioscience.

In connection with the Separation, the Company entered into a series of agreements with Harvard Bioscience. These agreements include: (i) a Separation and Distribution Agreement to effect the separation and spin-off distribution and provide other agreements to govern the Company’s relationship with Harvard Bioscience after the spin-off; (ii) an Intellectual Property Matters Agreement, which governs various intellectual property related arrangements between the Company and Harvard Bioscience, including the separation of intellectual property rights between the Company and Harvard Bioscience, as well as certain related cross-licenses between the two companies; (iii) a Product Distribution Agreement, which provided that each company be the exclusive distributor for the other party for products such other party develops for sale in the markets served by the other; (iv) a Tax Sharing Agreement, which governs the Company’s and Harvard Bioscience’s respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes for periods before, during and after the spin-off; and (v) a Transition Services Agreement, which provided for certain services to be performed on a transitional basis by Harvard Bioscience to facilitate HART’s transition into a separate public reporting company. As part of the Transition Services Agreement, and for one year following the spin-off date, Harvard Bioscience provided certain support services to HART, including, among others, accounting, payroll, human resources and information technology services, with the charges for the transition services generally intended to allow Harvard Bioscience to fully recover the costs directly associated with providing the services, plus all out-of-pocket costs and expenses. The Company’s operating expenses for the twelve months subsequent to the Separation included fees paid to Harvard Bioscience for services provided pursuant to the Transition Services Agreement, and operating supplies. Fees for the years ended December 31, 2015 and 2014 under the Transition Services Agreement were zero and $0.2 million, respectively. In addition, the Company’s rent and related costs subsequent to the Separation was incurred and paid to Harvard Bioscience pursuant to a sublease between the two companies. Sublease related expenses during the periods which HBIO was a related part were $51 thousand and $183 thousand for the years ended December 31, 2015 and 2014, respectively. Refer to Note 8 for further details on the sublease.